Redeemable Noncontrolling Interests and Noncontrolling Interests Operating Partnership (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended																					0 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 10, 2012	Dec. 31, 2011	Dec. 31, 2012 Operating Partnership [Member]	Dec. 31, 2011 Operating Partnership [Member]	Nov. 30, 2012 Operating Partnership [Member]	Dec. 02, 2010 Operating Partnership [Member]	Dec. 31, 2012 Operating Partnership [Member] Jacobs [Member]	Dec. 31, 2011 Operating Partnership [Member] Jacobs [Member]	Dec. 31, 2012 Operating Partnership [Member] CBL's Predecessor [Member]	Dec. 31, 2011 Operating Partnership [Member] CBL's Predecessor [Member]	Dec. 31, 2012 Operating Partnership [Member] Third Parties [Member]	Dec. 31, 2011 Operating Partnership [Member] Third Parties [Member]	Dec. 31, 2012 Operating Partnership [Member] The Company [Member]	Dec. 31, 2011 Operating Partnership [Member] The Company [Member]	Nov. 30, 2012 Operating Partnership [Member] Common Units [Member]	Nov. 30, 2012 Operating Partnership [Member] Special Common Units [Member] Minimum [Member]	Dec. 02, 2010 Operating Partnership [Member] Special Common Units [Member] Minimum [Member]	Nov. 30, 2012 Operating Partnership [Member] Special Common Units [Member] Maximum [Member]	Dec. 02, 2010 Operating Partnership [Member] Special Common Units [Member] Maximum [Member]	Jul. 31, 2004 Operating Partnership [Member] S-SCUs [Member]	Jun. 30, 2005 Operating Partnership [Member] L-SCUs [Member] Quarters	Nov. 30, 2005 Operating Partnership [Member] K-SCUs [Member]	Jun. 30, 2005 Operating Partnership [Member] K-SCUs [Member] Quarters	Mar. 31, 2011 Operating Partnership [Member] J-SCUs [Member]	Mar. 28, 2011 Operating Partnership [Member] J-SCUs [Member]	Dec. 31, 2011 Operating Partnership [Member] J-SCUs [Member]	Jul. 31, 2004 Operating Partnership [Member] First Five Years [Member] S-SCUs [Member]	Jul. 31, 2004 Operating Partnership [Member] After Five Years [Member] S-SCUs [Member]	Jun. 30, 2005 Operating Partnership [Member] Earlier of June 1, 2020 Or When Distribution Exceeds Minimum [Member] L-SCUs [Member]	Nov. 30, 2005 Operating Partnership [Member] First Year [Member] K-SCUs [Member]	Nov. 30, 2005 Operating Partnership [Member] After First Year [Member] K-SCUs [Member]	Mar. 31, 2012 Operating Partnership [Member] Prior to March 31, 2011 [Member] J-SCUs [Member] Quarters	Dec. 31, 2012 Other Consolidated Subsidiaries [Member]	Dec. 31, 2011 Other Consolidated Subsidiaries [Member]
Redeemable Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		30.00%
Units of Partnership Interest, Amount				29,545,587,000	42,016,579,000			0	13,044,407,000	18,172,690,000	18,604,156,000	11,372,897,000	10,368,016,000								1,560,940	571,700	1,144,924
Limited Partnership Agreement, Noncontrolling Interest Redemption Right, Acquisition Price Threshold of Qaulifying Porperty																					$ 20,000
Limited Partnership Agreement, Quarterly Distribution Term, Amount Per Unit																														$ 0.7572			$ 0.3628125
Limited Partnership Agreement, Annual Distribution Term, Amount Per Unit																												$ 2.53825	$ 2.92875	$ 3.0288			$ 1.45125
Limited Partnership Agreement, Redemption Right, Conversion Rate to Common Stock of Parent Per Share																																1
Limited Partnership Agreement, Condition to Participate in Distribution at Same Rate as Common Unit, Number of Consecutive Quarters of Distribution Exceeding Minimum																						4		4
Limited Partnership Agreement, Partnership Unit Dividend Rate																															6.00%	6.25%
Redeemable Noncontrolling Interest, Conversion Rights Exercised for Common Stock																										125,100	9,807,013
Redeemable Noncontrolling Interest, Units Converted to Common	12,690,628																								15,435,754
Limited Partnership Agreement, Distribution Adjustment Condition, Common Unit Quarterly Distirbution Benchmark per Unit																																	$ 0.21875
Limited Partnership Agreement, Condition to Distribution Adjustment, Number of Consecutive Quarters of Common Unit Distribution Under Threshold																																	4
Redeemable Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				0.80%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				14.70%	21.30%
Redeemable Noncontrolling Interest, Allocation From (To) Shareholders' Equity, Adjustment During Period				3,197	3,005
Noncontrolling Interest, Allocation From (To) Shareholders' Equity, Adjustment During Period				163	2,200
Redeemable noncontrolling interests	464,082		456,105	465,596	456,105									33,835	26,036																			430,247	430,069
Partners' Capital Attributable to Noncontrolling Interest				63,496	4,280									128,907	202,833
Redeemable Noncontrolling Interest, Limited Partners Distribution Declared						1,143
Noncontrolling Interest, Limited Partners Distribution Declared						$ 7,062	$ 9,418
Partners' Capital, Distribution Amount Per Share																$ 0.22	$ 0.7322	$ 0.7322	$ 0.7572	$ 0.7572